SPDR® Series Trust

Supplement Dated June 4, 2013

to the

Prospectus Dated May 29, 2013

SPDR Barclays 1-10 Year TIPS ETF (TIPX)

Portfolio manager information on page 5 in the Prospectus under the heading PORTFOLIO MANAGEMENT is hereby changed to read as follows:

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Peter Breault, Patrick Bresnehan and Mahesh Jayakumar.

PETER R. BREAULT is a Principal of SSgA FM and a Portfolio Manager in the Fixed Income Portfolio Management Team. He joined the Adviser in 2012.

PATRICK BRESNEHAN is a Vice President of SSgA FM and a Senior Portfolio Manager in the Fixed Income Portfolio Management Team. He joined the Adviser in 2010.

MAHESH JAYAKUMAR is a Vice President of SSgA FM and a Portfolio Manager in the Fixed Income Portfolio Management Team. He joined the Adviser in 2008.

On page 10 in the Management section of the Prospectus, the list of portfolio manager biographies is hereby amended in its entirety to read as presented below:

PETER R. BREAULT, CFA, is a Principal at SSgA FM and a Portfolio Manager in the Fixed Income Beta Solutions team managing a broad range of strategies. Prior to joining State Street, Mr. Breault worked at Wellington Management Company as a Fixed Income Portfolio Analyst in their US Fixed Income Broad Sector team. Mr. Breault graduated from the University of Massachusetts at Dartmouth with a BA degree in Finance and received his Masters in Finance from Northeastern University. He has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and Boston Security Analysts Society.

PATRICK BRESNEHAN, CFA, is a Vice President at of SSgA and SSgA FM and a Senior Portfolio Manager within the Global Fixed Income Beta Solutions team. He is responsible for managing a broad range of fixed income beta strategies. Prior to joining SSgA, Mr. Bresnehan was a Director and Senior Portfolio Manager at PanAgora Asset Management and managed portfolios across the risk spectrum within the firm’s Macro-Strategies Group. Preceding this, he was a Senior Vice President at Fleet Investment Advisors responsible for a team managing investment-grade strategies for institutional clients. Mr. Bresnehan began his investment management career as a Fixed Income Portfolio Manager at Scudder, Stevens and Clark, Inc. Mr. Bresnehan received a BA in Economics from Norwich University and an MS in Finance from the Carroll School of Management at Boston College. He has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and Boston Security Analysts Society.

MAHESH JAYAKUMAR, FRM, is a Vice President of SSgA and SSgA FM and is currently a Portfolio Manager in the Beta and Government Solutions team in Global Fixed Income based out of Boston. He is responsible for managing several portfolios spanning diverse areas such as Green Bonds, Agencies, Gov/ Credit, Aggregate and client directed mandates. Mahesh holds an MBA from the MIT Sloan School of Management, MS in Computer Science from Boston University and BS in Information Systems from Purdue University. He is a member of the CFA Institute, Boston Security Analysts Society and Global Association of Risk Professionals.

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SPDRTIPSSUPP1

SPDR® Series Trust

Supplement Dated June 4, 2013

to the

Statement of Additional Information (“SAI”)

Dated May 29, 2013

SPDR Barclays 1-10 Year TIPS ETF (“TIPX”)

The table on page 19 of the SAI that lists the fund and its portfolio managers is hereby revised in its entirety as follows:

Fund	Portfolio Managers
SPDR Barclays 1-10 Year TIPS ETF	Peter Breault, Patrick Bresnehan and Mahesh Jayakumar

The table under the sub-heading “Other Accounts Managed” on page 20 of the SAI is hereby revised in its entirety as follows:

Other Accounts Managed as of April 30, 2013

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)*	Pooled Investment Vehicle Accounts	Assets Managed (billions)*	Other Accounts	Assets Managed (billions)*	Total Assets Managed (billions)*
Peter Breault	27	$46.65	61	$48.87	219	$120.78	$216.30
Patrick Bresnehan	27	$46.65	61	$48.87	219	$120.78	$216.30
Mahesh Jayakumar	27	$46.65	61	$48.87	219	$120.78	$216.30
*	There are no performance fees associated with these portfolios.

Information on page 20 of the SAI regarding fund shares beneficially owned by the portfolio managers is hereby replaced with the following information:

The following table lists the dollar range of Fund Shares beneficially owned by portfolio managers listed above as of April 30, 2013:

Portfolio Manager	Fund	Dollar Range of Trust Shares Beneficially Owned
Peter Breault	None	None
Patrick Bresnehan	None	None
Mahesh Jayakumar	None	None

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